Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Currency Risk Exposure
Cash, cash equivalents and financial assets Immatics N.V.

Year ended December 31,
2020
(Euros in thousands)
Cash and cash equivalents	42,528
Financial assets	—

Total assets exposed to the risk	42,528

Conversion rate EUR/USD as reporting date 1/1.2271
Cash, cash equivalents and financial assets Immatics GmbH

Year ended December 31,
2020
(Euros in thousands)
Cash and cash equivalents	52,015
Financial assets	24,448

Total assets exposed to the risk	76,463

Summary of Sensitivity Analysis of Foreign Currency Risk
Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(421)	42,107
Euro strengths by 1% against U.S. dollars	1.2148	430	42,958
Euro weakens by 5% against U.S. dollars	1.2885	(2,025)	40,503
Euro strengths by 5% against U.S. dollars	1.1657	2,238	44,766
Euro weakens by 10% against U.S. dollars	1.3498	(3,866)	38,662
Euro strengths by 10% against U.S. dollars	1.1044	4,725	47,253

Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(757)	75,706
Euro strengths by 1% against U.S. dollars	1.2148	772	77,235
Euro weakens by 5% against U.S. dollars	1.2885	(3,641)	72,822
Euro strengths by 5% against U.S. dollars	1.1657	4,024	80,487
Euro weakens by 10% against U.S. dollars	1.3498	(6,951)	69,512
Euro strengths by 10% against U.S. dollars	1.1044	8,496	84,959

Summary of Liquidity Risk
As of December 31, 2020, and 2019, the Group held the following funds which are expected to generate cash inflows in time, to counteract liquidity risk.

	Year ended December 31,
	2020	2019
	(Euros in thousands)
Cash and cash equivalents	207,530	103,353
Short-term deposits	24,448	16,023

Total funds available	231,978	119,376

Market risk and currency risk of warrants
The Group’s activities expose it to the financial risks of changes in price of the warrants. As the warrants are recognised at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange. A reasonable increase (decrease) in the warrant price by 10%, with all other variables held constant, would lead to a (loss) gain before tax of €1.7 million with a corresponding effect in the equity.
Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The warrants are traded in U.S. Dollar while the functional currency of Immatics N.V. is Euro. A reasonably increase (decrease) in the U.S. Dollar / Euro exchange rate by 10%, with all other variables held constant, would lead to a gain (loss) before tax of €1.9 million / (1.5 million) with a corresponding effect in the equity.
The risks associated with our warrants result in non-cash, non-operating financial statement effects and have no impact on the Company’s cash position, operating expenses or cash flows.